Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 155,745	$ 19,777	$ 734,657	$ 206,733
Cost of Sales	112,342	14,976	592,423	177,656
Gross Margin	43,403	4,801	142,234	29,077
Operating Expenses
General and administrative expenses	23,524	34,694	104,626	131,063
Stock-based compensation			39,000	713,753
Executive compensation	23,750	18,000	92,762	33,000
Payroll expenses	61,838	24,129	235,017	96,038
Impairment of intangible assets			50,000	0
Professional fees	60,997	59,975	273,701	249,359
Rent	9,115	8,010	34,437	31,080
Total Operating Expenses	179,224	144,808	829,543	1,254,293
Loss from operations	(135,821)	(140,007)	(687,309)	(1,225,216)
Other income
Other income	0	7,076	7,076	0
Other Income-Related Party	7,020	7,543	28,991	25,320
Total other income	7,020	14,619	36,067	25,320
Net loss before income taxes	(128,801)	(125,388)	(651,242)	(1,199,896)
Income tax benefit	0	0	0	0
Net Loss	$ (128,801)	$ (125,388)	$ (651,242)	$ (1,199,896)
Net loss per common share- Basic and Diluted	$ (0.01)	$ (0.01)	$ (.06)	$ (.14)
Weighted average number of common shares outstanding - basic and diluted	10,264,744	10,000,000	10,077,781	8,698,310